AMERICAN INDEPENDENCE FUNDS TRUST
NESTEGG 2050 FUND

 (The “Fund")

SUPPLEMENT DATED JULY 15, 2010

TO

THE CLASS A, CLASS C AND INSTITUTIONAL CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 30, 2010

            Effective as of the close of business on July 15, 2010 the Class C shares of the Fund will be closed.

            Other share classes of the Fund will continue to be made available to all current and eligible prospective investors.

You should read this Supplement in conjunction with the Prospectus and SAI, and retain it for future reference.